Provisions - Sensitivity to Changes in Actuarial Assumptions on Discounted Obligation of Telefónica Brazil Plan (Details) - Telefónica Brazil - Foreign defined benefit plans € in Millions	Dec. 31, 2020 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 643
Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 609
Percentage of possible increase in actuarial assumption	0.50%
Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 682
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 643
Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 692
Percentage of possible increase in actuarial assumption	1.00%
Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 604
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Pension plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 351
Pension plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	338
Pension plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	366
Pension plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	351
Pension plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	351
Pension plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	351
Health plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	292
Health plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	271
Health plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	316
Health plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	292
Health plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	341
Health plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 253